Fees Summary	May 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 34,896,000.00
Total Fee Amount	4,819.14
Total Offset Amount	0.00
Net Fee	$ 4,819.14
Offering Table N/A
Offset Table N/A	N/A